Northern Lights Fund Trust III

GlobalView Tactical Asset Allocation Variable Fund

Incorporated herein by reference is a version of the prospectus for the GlobalView Tactical Asset Allocation Variable Fund, filed pursuant to Rule 497 (a) under the Securities Act of 1933, as amended, on June 19, 2013 (SEC Accession No. 0000910472-13-002505).